Trade Receivables, Net (Details) - Schedule of Trade Receivables, Net ₪ in Thousands, $ in Thousands		Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)
Schedule of Trade Receivables, Net [Abstract]
Open accounts			₪ 574,425		₪ 536,534
Checks receivable		$ 12,350	14,695	$ 17,438	15,260
Current maturities of long-term receivables			146,139		163,175
Total			735,259		714,969
Less - allowance for doubtful accounts	[1]		14,251		12,242
Trade receivables, net			₪ 721,008		₪ 702,727

[1]	Bad debt expense, net for the years ended December 31, 2023, 2022 and 2021 was $4,532, $3,022 and $1,333 respectively.